GUARANTEES AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) subsidiary	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Number of subsidiaries which administer deposits | subsidiary	1
Deposits from customers	$ 45	$ 37
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities related to third parties	$ 2,300	$ 2,000